-------------------------------
                                                            OMB APPROVAL
                                                 -------------------------------
                                                 OMB Number:           3235-0006
                                                 Expires:       October 31, 2003
                                                 Estimated average
                                                 burden hours per
                                                 response: ................ 23.5
                                                 -------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -------------
Check here if Amendment |_|; Amendment Number: __________________
      This Amendment (Check only one.):    |_| is a restatement.
                                           |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Angelo, Gordon & Co., L.P.
Address: 201 Park Avenue, 26th Floor
         New York, New York 10167

Form 13F File Number: 28-2616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael L. Gordon
Title: Chief Operating Officer
Phone: 212-692-2000

Signature, Place, and Date of Signing:


/S/ MICHAEL L. GORDON              New York, New York            August 14, 2002
----------------------             ------------------            ---------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                                   ---
Form 13F Information Table Entry Total:            124
                                                  -----
Form 13F Information Table Value Total:        $1,000,086
                                              ------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            NONE

                           Angelo, Gordon & Co., L.P.
                           Form 13F Information Table
                           Quarter Ended June 30, 2002

                                                             VALUE      SHARES/    SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN CALL DSCRETN MANAGERS    SOLE     SHARED NONE
------------------------------ ----------------  ---------  --------  -----------  --- ---- ------- -------- ----------- ------ ---
ACTIVE POWER INC               COM               00504W100      208        57,600  SH        SOLE                 57,600
AGL RES INC                    COM               001204106    3,002       129,400  SH        SOLE                129,400
ALDERWOODS GROUP               COM               014383103   28,988     3,784,291  SH        SOLE              3,784,291
INC
ALLEGHENY ENERGY               COM               017361106    2,961       115,000  SH        SOLE                115,000
INC
ALLIANT ENERGY CORP            COM               018802108    1,627        63,300  SH        SOLE                 63,300
AMERICAN ELEC PWR              COM               025537101    1,953        48,800  SH        SOLE                 48,800
INC
AMERICAN GREETINGS             NOTE 7.000% 7/1   026375AJ4   12,540     8,250,000  PRN       SOLE              8,250,000
CORP
AMERICAN INTL GROUP            DBCV 11/0         026874AP2   15,375    25,000,000  PRN       SOLE             25,000,000
INC
AMERIGAS PARTNERS L P          UNIT L P INT      030975106      783        34,100  SH        SOLE                 34,100
AMERISOURCE HEALTH             NOTE 5.000% 12/0  03071PAD4   40,399    25,171,000  PRN       SOLE             25,171,000
CORP
ANIXTER INTL INC               NOTE 6/2          035290AC9   15,604    54,750,000  PRN       SOLE             54,750,000
APACHE CORP                    COM               037411105    1,150        20,000  SH        SOLE                 20,000
AQUILA INC                     COM               03840P102    3,884       485,500  SH        SOLE                485,500
AT & T CDA INC                 DEPS RCPT CL B    00207Q202      858        27,000  SH        SOLE                 27,000
AT & T CORP                    COM               001957109   19,198     1,794,200  SH        SOLE              1,794,200
BIOTECH HOLDERS TR             DEPOSTRY RCPTS    09067D201    5,990        72,000  SH        SOLE                 72,000
BURLINGTON RES INC             COM               122014103      760        20,000  SH        SOLE                 20,000
CALPINE CORP                   COM               131347106    1,758       250,000  SH        SOLE                250,000
CANADIAN NAT RES LTD           COM               136385101      413        12,300  SH        SOLE                 12,300
CASCADE NAT GAS CORP           COM               147339105    1,839        88,000  SH        SOLE                 88,000

                                                             VALUE      SHARES/    SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN CALL DSCRETN MANAGERS    SOLE     SHARED NONE
------------------------------ ----------------  ---------  --------  -----------  --- ---- ------- -------- ----------- ------ ---
CHARTER COMMUNICATIONS INC D   NOTE 5.750% 10/1  16117MAB3   11,501    21,700,000  PRN       SOLE             21,700,000
CINERGY CORP                   COM               172474108   17,434       484,400  SH        SOLE                484,400
CLEAR CHANNEL COMMUNICATIONS   NOTE 2.625% 4/0   184502AB8   12,625    13,220,000  PRN       SOLE             13,220,000
CMGI INC                       COM               125750109      803     1,673,544  SH        SOLE              1,673,544
CONECTIV INC                   COM               206829103    7,934       307,400  SH        SOLE                307,400
CONSTELLATION ENERGY GROUP I   COM               210371100      939        32,000  SH        SOLE                 32,000
COUNTRYWIDE CR INDS INC DEL    NOTE 2/0          222372AE4    7,170     9,500,000  PRN       SOLE              9,500,000
DEVON ENERGY CORP NEW          COM               25179M103    1,193        24,200  SH        SOLE                 24,200
DPL INC                        COM               233293109    6,890       260,500  SH        SOLE                260,500
DQE INC                        COM               23329J104    3,990       285,000  SH        SOLE                285,000
DTE ENERGY CO                  COM               233331107   14,463       324,000  SH        SOLE                324,000
DYNACARE INC                   COM               267920205    2,390       108,700  SH        SOLE                108,700
DYNEGY INC NEW                 CL A              26816Q101      576        80,000  SH        SOLE                 80,000
EDISON INTL                    COM               281020107    2,676       157,400  SH        SOLE                157,400
EL PASO CORP                   DBCV 2/2          28336LAC3   16,600    40,000,000  PRN       SOLE             40,000,000
ELAN FIN CORP LTD              NOTE 12/1         284129AC7   11,438    25,000,000  PRN       SOLE             25,000,000
ELAN PLC                       ADR               284131208      301        55,000  SH   PUT  SOLE                 55,000
ENERGEN CORP                   COM               29265N108    3,542       128,800  SH        SOLE                128,800
ENERGY EAST CORP               COM               29266M109    8,868       392,400  SH        SOLE                392,400
ENTERGY CORP NEW               COM               29364G103   12,987       306,000  SH        SOLE                306,000
EQUITABLE RES INC              COM               294549100    3,855       112,400  SH        SOLE                112,400
EVERGREEN RES INC              COM NO PAR        299900308      425        10,000  SH        SOLE                 10,000
EXELON CORP                    COM               30161N101    3,844        73,500  SH        SOLE                 73,500
EXXON MOBIL CORP               COM               30231G102    1,228        30,000  SH        SOLE                 30,000
FIRSTENERGY CORP               COM               337932107    1,669        50,000  SH        SOLE                 50,000
FOUR SEASONS HOTEL INC         NOTE 9/2          35100EAD6    6,009    19,000,000  PRN       SOLE             19,000,000

                                                             VALUE      SHARES/    SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN CALL DSCRETN MANAGERS    SOLE     SHARED NONE
------------------------------ ----------------  ---------  --------  -----------  --- ---- ------- -------- ----------- ------ ---
FPL GROUP INC                  COM               302571104    8,597       143,300  SH        SOLE                143,300
GENERAL DYNAMICS CORP          COM               369550108    1,064        10,000  SH        SOLE                 10,000
GENERAL MTRS CORP              COM               370442105    5,345       100,000  SH        SOLE                100,000
GENESIS HEALTH VENTURE INC N   COM               37183F107   42,333     2,107,148  SH        SOLE              2,107,148
HAWAIIAN ELEC INDUSTRIES       COM               419870100    9,710       228,200  SH        SOLE                228,200
HNC SOFTWARE INC               COM               40425P107    3,424       205,000  SH        SOLE                205,000
HOUSEHOLD INTL INC             DBCV 8/0          441815AN7   24,829    30,000,000  PRN       SOLE             30,000,000
HOUSTON EXPL CO                COM               442120101      484        16,700  SH        SOLE                 16,700
HUMAN GENOME SCIENCES INC      NOTE 3.750% 3/1   444903AH1    6,407     9,617,000  PRN       SOLE              9,617,000
IMMUNEX CORP NEW               COM               452528102    3,729       166,900  SH        SOLE                166,900
INCO LTD                       NOTE 3/2          453258AM7    7,633    11,500,000  PRN       SOLE             11,500,000
ISHARES INC                    MSCI JAPAN        464286848    5,058       600,000  SH        SOLE                600,000
ISHARES TR                     RUSSELL 2000      464287655  103,350     1,140,100  SH  CALL  SOLE              1,140,100
ISHARES TR                     RUSSELL 2000      464287655   10,416       114,900  SH        SOLE                114,900
ISHARES TR                     S&P MIDCAP 400    464287507    9,775       100,000  SH  CALL  SOLE                100,000
ISHARES TR                     S&P SMLCAP 600    464287804   22,900       200,000  SH  CALL  SOLE                200,000
ISHARES TR                     S&P SMLCAP 600    464287804    2,061        18,000  SH        SOLE                 18,000
JACOR COMMUNICATIONS INC       FRNT 2/0          469858AB0   11,811     25,400,00  PRN       SOLE             25,400,000
KOHLS CORP                     NOTE 6/1          500255AJ3    1,606     2,500,000  PRN       SOLE              2,500,000
LEGG MASON INC                 NOTE 6/0          524901AG0   12,530    25,700,000  PRN       SOLE             25,700,000

                                                             VALUE      SHARES/    SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN CALL DSCRETN MANAGERS    SOLE     SHARED NONE
------------------------------ ----------------  ---------  --------  -----------  --- ---- ------- -------- ----------- ------ ---
MASONITE INTL CORP             COM               575384102      371        20,100  SH        SOLE                 20,100
MCCLATCHY CO                   CL A              579489105      623         9,700  SH        SOLE                  9,700
MEDIA GEN INC                  CL A              584404107      600        10,000  SH        SOLE                 10,000
MERRILL LYNCH & CO INC         FRNT 3/1          590188A73   33,819    35,000,000  PRN       SOLE             35,000,000
MICRON TECHNOLOGY INC          COM               595112103    1,112        55,000  SH        SOLE                 55,000
MICROSOFT CORP                 COM               594918104   19,145       350,000  SH  CALL  SOLE                350,000
MICROSOFT CORP                 COM               594918104   26,984       493,300  SH  PUT   SOLE                493,300
MICROSTRATEGY INC              CL A              594972101      551     1,101,999  SH        SOLE              1,101,999
MITSUBISHI TOKYO FINL GROUP    SPONSORED ADR     606816106      816       120,000  SH        SOLE                120,000
NASDAQ 100 TR                  UNIT SER 1        631100104    3,191       122,400  SH        SOLE                122,400
NETWORKS ASSOCS INC            SDCV 2/1          640938AB2    4,713    10,000,000  PRN       SOLE             10,000,000
NEWFIELD EXPL CO               COM               651290108      558        15,000  SH                             15,000
NEXEN INC                      COM               65334H102      385        14,100  SH        SOLE                 14,100
NOBLE ENERGY INC               COM               655044105      901        25,000  SH        SOLE                 25,000
NOKIA CORP                     SPONS. ADR        654902204      290        20,000  SH        SOLE                 20,000
NORTHEAST UTILS                COM               664397106    4,307       229,000  SH        SOLE                229,000
NSTAR                          COM               67019E107    8,459       188,900  SH        SOLE                188,900
NUI CORP                       COM               629431107    2,038        74,100  SH        SOLE                 74,100
OCEAN ENERGY INC DEL           COM               67481E106      477        22,000  SH        SOLE                 22,000
PENNZOIL-QUAKER STATE COMPAN   COM               709323109    9,755       453,100  SH        SOLE                453,100
PEOPLES ENERGY CORP            COM               711030106    3,861       105,400  SH        SOLE                105,400
PETROLEUM GEO-SVCS A/S         SPONS. ADR        716597109      750       208,200  SH        SOLE                208,200
PG&E CORP                      COM               69331C108    1,789       100,000  SH        SOLE                100,000
PHARMACEUTICAL HLDRS TR        DEPOSITRY RCPT    71712A206    4,641        60,000  SH        SOLE                 60,000
PIONEER NAT RES CO             COM               723787107      711        27,300  SH        SOLE                 27,300
POTOMAC ELEC PWR CO            COM               737679100   11,339       527,900  SH        SOLE                527,900
PROGRESS ENERGY INC            COM               743263105    4,536        87,211  SH        SOLE                 87,211

                                                             VALUE      SHARES/    SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN CALL DSCRETN MANAGERS    SOLE     SHARED NONE
------------------------------ ----------------  ---------  --------  -----------  --- ---- ------- -------- ----------- ------ ---
PROVIDIAN FINL CORP            NOTE 2/1          74406AAB8   38,790   129,300,000  PRN       SOLE            129,300,000
PROVIDIAN FINL CORP            NOTE 3.250% 8/1   74406AAA0   13,534    20,200,000  PRN       SOLE             20,200,000
PUGET ENERGY INC NEW           COM               745310102    3,159       153,000  SH        SOLE                153,000
RED HAT INC                    COM               756577102      294        50,000  SH        SOLE                 50,000
REPTRON ELECTRONICS INC        NOTE 6.750% 8/0   76026WAA7    1,765     4,050,000  PRN       SOLE              4,050,000
RITE AID CORP                  COM               767754104    1,510       642,501  SH        SOLE                642,501
ROYAL CARIBBEAN CRUISES LTD    NOTE 5/1          780153AM4    9,286    23,000,000  PRN       SOLE             23,000,000
SCANA CORP NEW                 COM               80589M102    7,443       241,100  SH        SOLE                241,100
SEMCO ENERGY INC               INCOME PRIDES     78412D307    6,807       798,500  SH        SOLE                798,500
SHAW GROUP INC                 NOTE 5/0          820280AC9   23,038    40,000,000  PRN       SOLE             40,000,000
SIERRA HEALTH SVCS INC         COM               826322109      447        20,000  SH        SOLE                 20,000
SIERRA PAC RES NEW             COM               826428104    2,246       288,000  SH        SOLE                288,000
SIMPLEX SOLUTIONS INC          COM               828854109    4,218       283,200  SH        SOLE                283,200
SOUTH JERSEY INDS INC          COM               838518108    6,190       183,400  SH        SOLE                183,400
SPRINT CORP                    COM FON GROUP     852061100    2,122       200,000  SH        SOLE                200,000
SPX CORP                       NOTE 2/0          784635AD6   22,890    33,600,000  PRN       SOLE             33,600,000
SUNCOR ENERGY INC              COM               867229106      370        20,800  SH        SOLE                 20,800
TC PIPELINES LP                UT COM LTD PRT    87233Q108    2,715       114,500  SH        SOLE                114,500
TELEFONOS DE MEXICO            DBCV 4.250% 6/1   879403AD5   33,435    28,067,000  PRN       SOLE             28,067,000
S A
TEPPCO PARTNERS LP             UT LTD PARTNER    872384102    1,619        50,500  SH        SOLE                 50,500
TEXAS INSTRS INC               COM               882508104    2,607       109,990  SH        SOLE                109,990
TJX COS INC NEW                COM               872540109      392        20,000  SH        SOLE                 20,000
TRANSMETA CORP DEL             COM               89376R109      268       114,100  SH        SOLE                114,100
TRW INC                        COM               872649108   12,809       224,800  SH        SOLE                224,800
TXU CORP                       COM               873168108   14,769       286,500  SH        SOLE                286,500

                                                            VALUE       SHARES/    SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT    PRN CALL DSCRETN MANAGERS    SOLE     SHARED NONE
------------------------------ --------------  ---------  ----------  -----------  --- ---- ------- -------- ----------- ------ ---
UNILAB CORP NEW                COM NEW         904763208      6,475       236,400  SH        SOLE                236,400
UNITIL CORP                    COM             913259107      2,848        95,300  SH        SOLE                 95,300
WESTERN DIGITAL CORP           SDCV 2/1        958102AH8      1,912     4,500,000  PRN       SOLE              4,500,000
WHX CORP                       PFD CV SER A    929248201        567       144,600  SH        SOLE                144,600
XL CAP LTD                     NOTE 9/0        98372PAD0     14,838    25,000,000  PRN       SOLE             25,000,000
YAHOO INC                      COM             984332106        302        20,430  SH        SOLE                 20,430

REPORT
SUMMARY: 124 DATA RECORDS                                 1,000,086         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED